Stock Options/Stock Based Compensation (Details) - Employee and Non Employee Stock Option [Member] - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Schedule of stock option activity
Options outstanding, Beginning balance	322,000
Granted, shares		499,000	499,000	0
Exercised, shares
Canceled/expired/forfeited, shares	196,000		177,000
Options outstanding, Ending balance	126,000		322,000
Option exercisable
Options outstanding, Begining balance, Weighted Average Exercise Price Per Option	$ 2.05
Granted, Weighted Average Exercise Price Per Option			2.05
Exercised, Weighted Average Exercise Price Per Option
Canceled/expired/forfeited, Weighted Average Exercise Price Per Option
Options outstanding, Ending balance, Weighted Average Exercise Price Per Option	2.05		2.05
Options exercisable, Weighted Average Exercise Price Per Option